American Funds Short-Term Tax-Exempt Bond Fund
333 South Hope Street
Los Angeles, California  90071-1406

Phone (213) 486 9200
Fax (213) 486 9455
Email ksv@capgroup.com

Kimberly S. Verdick
Secretary

October 29, 2010

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	American Funds Short-Term Tax-Exempt Bond Fund
File Nos. 033-26431 and 811-05750

Dear Sir or Madam:

Attached is Form N-1A of the above-named investment company, which includes Post-Effective Amendment No. 37 to the Registration Statement under the Securities Act of 1933 and Amendment No. 39 to the Registration Statement under the Investment Company Act of 1940.  Changes made to the prospectus and Statement of Additional Information have been marked.

It is proposed that this registration statement become effective on November 1, 2010 pursuant to paragraph (b) of rule 485.

Sincerely,

/s/ Kimberly S. Verdick
Kimberly S. Verdick

Attachment